Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis

	Fair Value Measurements on a Recurring Basis
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$861,943	$—	$—	$861,943
Liabilities
Contingent consideration	$—	$—	$783	$783
Warrant liability — Private Placement Warrants	—	—	93,816	93,816